Intangible assets (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of intangible assets

	June 30, 2012	June 30, 2011
Land use rights	$2,483,253	$2,425,247
Mining rights	42,994,875	41,990,576
Total intangible assets	45,478,128	44,415,823
Accumulated amortization – land use rights	(586,323)	(505,260)
Accumulated depletion – mining rights	(13,256,318)	(12,581,711)
Total land use rights, net	$31,635,487	$31,328,852

Schedule of amortization expense of the land use rights for the next five years and thereafter
Year ending June 30,	Amortization Expense
2013	$68,544
2014	68,544
2015	68,544
2016	68,544
2017	68,544
Thereafter	1,554,210
Total	$1,896,930